Consolidated Statements of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
Net income	[1]	€ 8,555	€ 4,800	€ 4,388	[2]
Attributable to equity holders of Sanofi	[1]	8,434	4,709	4,287	[2]
Attributable to non-controllinginterests	[1]	121	91	101	[2]
Other comprehensive income:
Actuarial gains/(losses)		(28)	(106)	652
Tax effects		(90)	(22)	(187)
Items not subsequently reclassifiable to profit or loss		(118)	(128)	465
Available-for-salefinancial assets		838	(105)	(37)
Cash flow hedges		(24)	31	(3)
Change in currency translation differences		(3,240)	1,090	1,915
Tax effects		(137)	40	20
Sub-total: items subsequently reclassifiable to profit or loss		(2,563)	1,056	1,895
Other comprehensive income for the period, net of taxes (a+b)		(2,681)	928	2,360
Comprehensive income		5,874	5,728	6,748
Comprehensive income, attributable to equity holders of Sanofi		5,768	5,634	6,641
Comprehensive income, attributable to non-controlling interests		€ 106	€ 94	€ 107

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).